Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018 [1]	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 33,819,683		$ 27,008,765
Nominal contract amount of hedging instruments	193,240		207,057
Fair value of trading assets	255,998		328,450
Fair value of hedging assets	1,538		1,793
Gross total fair values of derivative assets	257,536		330,243
Fair value of derivative assets	207,825	$ 219,818	219,818
Fair value of trading liabilities	252,632		323,351
Fair value of hedging liabilities	2,914		3,895
Gross total fair values of derivative liabilities	255,546		327,246
Fair value of derivative liabilities	205,835	$ 216,821	216,821
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(49,711)		(110,425)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(49,711)		(110,425)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	7,552,462		6,215,518
Nominal contract amount of hedging instruments	29,969		28,768
Fair value of trading assets	85,959		78,089
Fair value of hedging assets	458		428
Gross total fair values of derivative assets	86,417		78,517
Fair value of trading liabilities	82,494		74,915
Fair value of hedging liabilities	653		853
Gross total fair values of derivative liabilities	83,147		75,768
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	24,589,916		19,751,577
Nominal contract amount of hedging instruments	163,271		178,289
Fair value of trading assets	155,293		235,430
Fair value of hedging assets	1,080		1,365
Gross total fair values of derivative assets	156,373		236,795
Fair value of trading liabilities	154,257		229,989
Fair value of hedging liabilities	2,261		3,042
Gross total fair values of derivative liabilities	156,518		233,031
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	1,256,550		590,156
Nominal contract amount of hedging instruments	0		0
Fair value of trading assets	10,198		9,353
Fair value of hedging assets	0		0
Gross total fair values of derivative assets	10,198		9,353
Fair value of trading liabilities	10,750		11,845
Fair value of hedging liabilities	0		0
Gross total fair values of derivative liabilities	10,750		11,845
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	346,596		391,798
Nominal contract amount of hedging instruments	0		0
Fair value of trading assets	3,414		4,692
Fair value of hedging assets	0		0
Gross total fair values of derivative assets	3,414		4,692
Fair value of trading liabilities	3,776		5,369
Fair value of hedging liabilities	0		0
Gross total fair values of derivative liabilities	3,776		5,369
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	74,159		59,716
Nominal contract amount of hedging instruments	0		0
Fair value of trading assets	1,134		886
Fair value of hedging assets	0		0
Gross total fair values of derivative assets	1,134		886
Fair value of trading liabilities	1,355		1,233
Fair value of hedging liabilities	0		0
Gross total fair values of derivative liabilities	$ 1,355		$ 1,233

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.